Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary Of Non-Vested Share Award Related Compensation Expense Recognized
The following table summarizes non-vested share award related compensation expense recognized during each of the years in the three-year period ended December 31, 2013 (in millions):

	2013	2012	2011
Contract drilling	$21.3	$17.1	$17.0
General and administrative	21.6	24.8	21.5
Non-vested share award related compensation expense included in operating expenses	42.9	41.9	38.5
Tax benefit	(5.4)	(7.0)	(6.9)
Total non-vested share award related compensation expense included in net income	$37.5	$34.9	$31.6

Summary Of Value Of Non-Vested Share Awards Granted And Vested
The following table summarizes the value of non-vested share awards granted and vested during each of the years in the three-year period ended December 31, 2013:

	2013	2012	2011
Weighted-average grant-date fair value of non-vested share awards granted (per share)	$59.79	$48.32	$52.50
Total fair value of non-vested share awards vested during the period (in millions)	$49.6	$42.5	$41.0

Summary Of Non-Vested Share Award Activity
The following table summarizes non-vested share award activity for the year ended December 31, 2013 (shares in thousands):

	Shares	Weighted-Average Grant-Date Fair Value
Non-vested share awards as of December 31, 2012	2,491	$46.52
Granted	1,018	59.79
Vested	(829)	49.96
Forfeited	(184)	49.16
Non-vested share awards as of December 31, 2013	2,496	$52.95

Summary Of Option Related Compensation Expense Recognized
The following table summarizes option related compensation expense recognized during each of the years in the three-year period ended December 31, 2013 (in millions):

	2013	2012	2011
General and administrative	$.8	$1.6	$2.5
Option related compensation expense included in operating expenses	.8	1.6	2.5
Tax benefit	(.1)	(.3)	(.5)
Total option related compensation expense included in net income	$.7	$1.3	$2.0

Weighted-Average Assumptions Utilizing The Black-Scholes Model
The following weighted-average assumptions were utilized in the Black-Scholes model for options granted during the year ended December 31, 2011:

2011
Risk-free interest rate	1.4%
Expected term (in years)	3.7
Expected volatility	50.2%
Dividend yield	2.6%

Summary Of Option Activity
The following table summarizes option activity for the year ended December 31, 2013 (shares and intrinsic value in thousands, term in years):

	Shares	Weighted-Average Exercise Price	Weighted-Average Contractual Term	Intrinsic Value
Outstanding as of December 31, 2012	1,346	$46.05
Granted	—	—
Exercised	(506)	43.96
Forfeited	—	—
Expired	(26)	51.24
Outstanding as of December 31, 2013	814	$47.18	2.5	$9,065
Exercisable as of December 31, 2013	780	$46.85	2.4	$8,986

Summary Of Value Of Options Granted And Exercised
The following table summarizes the value of options granted and exercised during each of the years in the three-year period ended December 31, 2013:

	2013	2012	2011
Weighted-average grant-date fair value of options granted (per share)	$—	$—	$19.05
Intrinsic value of options exercised during the year (in millions)	$8.7	$17.8	$17.2

Summary Of Options Outstanding
The following table summarizes information about options outstanding as of December 31, 2013 (shares in thousands):

	Options Outstanding			Options Exercisable
	Number	Weighted-Average Remaining	Weighted-Average	Number	Weighted-Average
Exercise Prices	Outstanding	Contractual Life	Exercise Price	Exercisable	Exercise Price
$21.54 - $40.99	247	3.1 years	$33.51	247	$33.51
41.18 - 54.30	229	3.5 years	43.77	217	43.22
55.34 - 60.74	338	1.3 years	59.50	316	59.79
	814	2.5 years	$47.18	780	$46.85